Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
 Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive compensation actually paid to our
Named Executive Officers

and certain financial performance of the Company. For further information concerning the Company’s variable pay-for-performance
philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Executive Compensation—Compensation Discussion and Analysis.”
“Compensation actually paid” does not represent the value of cash and shares of the company’s common stock received by
Named Executive Officers

during the year, but rather is an amount calculated under
SEC
rules and includes, among other things, year-over-year changes in the value of unvested equity-based awards. As a result of the calculation methodology required by the SEC, “Compensation actually paid” amounts below differ from compensation actually received by the individuals and the compensation decisions described in the
“Executive Compensation—Compensation Discussion and Analysis.”
2022 Pay Versus Performance Table

			Average Summary Compensation Table Total for Non-CEO NEOs	Average Compensation Actually Paid to Non-CEO NEOs	Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO			Company TSR	Peer Group TSR	Net Income (Loss)	Net Operating Ratio
	(1)	(2)	(1)	(2)	(3)	(3)		(4)
2022	$3,578,393	$1,648,924	$1,507,019	$986,044	$44.47	$124.27	$(22,257,000)	100.7%
2021	3,540,457	3,119,081	870,308	(90,247)	66.89	119.69	20,407,000	97.4%
2020	3,322,914	2,251,197	1,382,726	(573,059)	56.50	97.21	19,105,000	104.2%

(1)	The CEO for each year reported was Stephen J. Donaghy. The other Named Executive Officers, or NEOs, for each year reported are Messrs. Downes and Wilcox and Ms. Campos.

(2)
SEC
rules require certain adjustments be made to the “Summary Compensation Table” totals to determine “compensation actually paid” as reported in the “Pay versus performance table” above. The following table outlines the applicable adjustments that were made to determine “compensation actually paid” (all amounts are averages for the Named Executive Officers other than the CEO):

Equity Incentive Plan Compensation Adjustments

Year	Executives	Summary Compensation Table Total	Deduct Grant Date Fair Value of Equity Awards	Add Year-End Value of Outstanding and Unvested Equity Awards Granted in Year	Change in Value of Unvested Equity Awards Granted in Prior Years	Change in Value of Equity Awards Granted and Vested in Year	Change in Value of Equity Awards Granted in Prior Years which Vested in Year	Deduct the Fair Value for Equity Awards Granted in the Prior Year not Meeting Vesting Conditions	Add Dividends
2022	CEO	$3,578,393	$(1,057,829)	$965,552	$(953,206)	$2,055	$(51,850)	$(850,000)	$15,810
	Other NEOs	1,507,019	(551,639)	380,711	(140,344)	(105,838)	(116,266)	—	12,401
2021	CEO	3,540,457	(2,468,000)	2,069,381	(30,757)	38,250	(45,500)	—	15,250
	Other NEOs	870,308	(126,825)	127,500	(396,319)	—	(606,206)	—	41,295
2020	CEO	3,322,914	(2,269,000)	1,418,283	—	(45,250)	(195,000)	—	19,250
	Other NEOs	1,382,726	(426,428)	377,021	(1,658,092)	—	(271,428)	—	28,081

(3)	TSR is determined based on the value of an initial fixed investment of $100 on December 31, 2019. The peer group TSR represents TSR of the S&P Insurance Select Industry Index.

(4)	Refer to 2022 performance measures below for an understanding of how this metric is calculated.

Company Selected Measure Name	NetOperatingRatio
Named Executive Officers, Footnote [Text Block]	The other Named Executive Officers, or NEOs, for each year reported are Messrs. Downes and Wilcox and Ms. Campos.
Peer Group Issuers, Footnote [Text Block]	TSR is determined based on the value of an initial fixed investment of $100 on December 31, 2019. The peer group TSR represents TSR of the S&P Insurance Select Industry Index.
PEO Total Compensation Amount	$ 3,578,393	$ 3,540,457	$ 3,322,914
PEO Actually Paid Compensation Amount	$ 1,648,924	3,119,081	2,251,197
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
SEC
rules require certain adjustments be made to the “Summary Compensation Table” totals to determine “compensation actually paid” as reported in the “Pay versus performance table” above. The following table outlines the applicable adjustments that were made to determine “compensation actually paid” (all amounts are averages for the Named Executive Officers other than the CEO):

Equity Incentive Plan Compensation Adjustments

Year	Executives	Summary Compensation Table Total	Deduct Grant Date Fair Value of Equity Awards	Add Year-End Value of Outstanding and Unvested Equity Awards Granted in Year	Change in Value of Unvested Equity Awards Granted in Prior Years	Change in Value of Equity Awards Granted and Vested in Year	Change in Value of Equity Awards Granted in Prior Years which Vested in Year	Deduct the Fair Value for Equity Awards Granted in the Prior Year not Meeting Vesting Conditions	Add Dividends
2022	CEO	$3,578,393	$(1,057,829)	$965,552	$(953,206)	$2,055	$(51,850)	$(850,000)	$15,810
	Other NEOs	1,507,019	(551,639)	380,711	(140,344)	(105,838)	(116,266)	—	12,401
2021	CEO	3,540,457	(2,468,000)	2,069,381	(30,757)	38,250	(45,500)	—	15,250
	Other NEOs	870,308	(126,825)	127,500	(396,319)	—	(606,206)	—	41,295
2020	CEO	3,322,914	(2,269,000)	1,418,283	—	(45,250)	(195,000)	—	19,250
	Other NEOs	1,382,726	(426,428)	377,021	(1,658,092)	—	(271,428)	—	28,081

Non-PEO NEO Average Total Compensation Amount	$ 1,507,019	870,308	1,382,726
Non-PEO NEO Average Compensation Actually Paid Amount	$ 986,044	(90,247)	(573,059)
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
SEC
rules require certain adjustments be made to the “Summary Compensation Table” totals to determine “compensation actually paid” as reported in the “Pay versus performance table” above. The following table outlines the applicable adjustments that were made to determine “compensation actually paid” (all amounts are averages for the Named Executive Officers other than the CEO):

Equity Incentive Plan Compensation Adjustments

Year	Executives	Summary Compensation Table Total	Deduct Grant Date Fair Value of Equity Awards	Add Year-End Value of Outstanding and Unvested Equity Awards Granted in Year	Change in Value of Unvested Equity Awards Granted in Prior Years	Change in Value of Equity Awards Granted and Vested in Year	Change in Value of Equity Awards Granted in Prior Years which Vested in Year	Deduct the Fair Value for Equity Awards Granted in the Prior Year not Meeting Vesting Conditions	Add Dividends
2022	CEO	$3,578,393	$(1,057,829)	$965,552	$(953,206)	$2,055	$(51,850)	$(850,000)	$15,810
	Other NEOs	1,507,019	(551,639)	380,711	(140,344)	(105,838)	(116,266)	—	12,401
2021	CEO	3,540,457	(2,468,000)	2,069,381	(30,757)	38,250	(45,500)	—	15,250
	Other NEOs	870,308	(126,825)	127,500	(396,319)	—	(606,206)	—	41,295
2020	CEO	3,322,914	(2,269,000)	1,418,283	—	(45,250)	(195,000)	—	19,250
	Other NEOs	1,382,726	(426,428)	377,021	(1,658,092)	—	(271,428)	—	28,081

Tabular List [Table Text Block]
2022 performance measures
For performance year 2022, the performance measures listed below were the most important ones used by the Compensation Committee to link
Named Executive Officers’
2022 compensation actually paid to Company performance.

Performance Measures

Net operating ratio	Numerator of this ratio is calculated as the sum of losses & LAE, policy acquisition costs and other operating expenses, less net investment income, commission revenue, policy fees and other revenues, while the denominator reflects net premiums earned.

GPW growth	Growth in gross premiums written .

3-year adjusted book value per share growth	Excludes cumulative dividends declared and accumulated other comprehensive income.

Total Shareholder Return Amount	$ 44.47	66.89	56.5
Peer Group Total Shareholder Return Amount	124.27	119.69	97.21
Net Income (Loss)	$ (22,257,000)	$ 20,407,000	$ 19,105,000
Company Selected Measure Amount	1.007	0.974	1.042
PEO Name	Stephen J. Donaghy
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Net operating ratio
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	GPW growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	3-year adjusted book value per share growth
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Compensation Actually Paid vs. Other Measure [Text Block]
Relationship between “compensation actually paid” and performance measures
As described in “Executive Compensation—Compensation Discussion and Analysis,” we believe that the compensation provided to the Named Executive Officers for 2022 is aligned with our pay-for-performance
philosophy and our overall business performance. In terms of the relationship between “compensation actually paid” and financial performance: for our CEO and for our Executive Chairman, 50% of their annual non-equity
incentive awards in 2022 was tied to net operating ratio, which is one of our most important performance measures. Because this ratio was above 100% due to losses and loss adjustment expenses attributable to Hurricane Ian, this component of the award did not pay out at all. Also, a majority of our executives’ variable pay is delivered as equity-based awards. As a result, our CEO’s and our other NEOs’ “compensation actually paid” each year generally correlates with our TSR performance. In addition, the PSUs granted to our CEO and Executive Chairman will vest only if book value per share over a three-year period increases by at least 5%; their “compensation actually paid” will be negatively impacted if the Company’s net asset value does not increase by at least
5% over a three-year period.

PEO [Member] | Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,057,829)	$ (2,468,000)	$ (2,269,000)
PEO [Member] | YearEnd Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	965,552	2,069,381	1,418,283
PEO [Member] | Change in Value of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(953,206)	(30,757)
PEO [Member] | Change in Value of Equity Awards Granted and Vested in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,055	38,250	(45,250)
PEO [Member] | Change in Value of Equity Awards Granted in Prior Years which Vested in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(51,850)	(45,500)	(195,000)
PEO [Member] | Fair Value for Equity Awards Granted in the Prior Year not Meeting Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(850,000)
PEO [Member] | Equity Awards Value Of Dividends And Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	15,810	15,250	19,250
Non-PEO NEO [Member] | Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(551,639)	(126,825)	(426,428)
Non-PEO NEO [Member] | YearEnd Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	380,711	127,500	377,021
Non-PEO NEO [Member] | Change in Value of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(140,344)	(396,319)	(1,658,092)
Non-PEO NEO [Member] | Change in Value of Equity Awards Granted and Vested in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(105,838)
Non-PEO NEO [Member] | Change in Value of Equity Awards Granted in Prior Years which Vested in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(116,266)	(606,206)	(271,428)
Non-PEO NEO [Member] | Equity Awards Value Of Dividends And Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 12,401	$ 41,295	$ 28,081